Summary of Significant Accounting Policies - Schedule of Depreciate Plant and Equipment (Details)	Dec. 31, 2024
Motor Vehicles [Member]
Schedule of Depreciate Plant and Equipment [Line Items]
Plant and equipment, useful life	5 years
Minimum [Member] | Plant machineries [Member]
Schedule of Depreciate Plant and Equipment [Line Items]
Plant and equipment, useful life	5 years
Minimum [Member] | Office equipment [Member]
Schedule of Depreciate Plant and Equipment [Line Items]
Plant and equipment, useful life	3 years
Maximum [Member] | Plant machineries [Member]
Schedule of Depreciate Plant and Equipment [Line Items]
Plant and equipment, useful life	10 years
Maximum [Member] | Office equipment [Member]
Schedule of Depreciate Plant and Equipment [Line Items]
Plant and equipment, useful life	5 years